As filed with the U.S. Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23108

Amplify ETF Trust
(Exact name of registrant as specified in charter)

310 South Hale Street

Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

Christian Magoon

Amplify ETF Trust

310 South Hale Street

Wheaton, IL 60187
(Name and address of agent for service)

With copies to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

(855)-267-3837

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2019

Item 1. Reports to Stockholders.

AMPLIFY ETF TRUST

Amplify Online Retail ETF IBUY

Amplify CWP Enhanced Dividend Income ETF DIVO

Amplify Transformational Data Sharing ETF BLOK

Amplify Advanced Battery Metals and Materials ETF BATT

Amplify EASI Tactical Growth ETF EASI

Amplify BlackSwan Growth & Treasury Core ETF SWAN

Amplify International Online Retail ETF XBUY

SEMI-ANNUAL REPORT

April 30, 2019

Beginning on June 29, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Amplify ETF Trust

Table of Contents

SCHEDULES OF INVESTMENTS	2

STATEMENTS OF ASSETS AND LIABILITIES	13

STATEMENTS OF OPERATIONS	15

STATEMENTS OF CHANGES IN NET ASSETS	17

FINANCIAL HIGHLIGHTS	24

NOTES TO THE FINANCIAL STATEMENTS	31

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENT	46

DISCLOSURE OF FUND EXPENSES	50

ADDITIONAL INFORMATION	52

SUPPLEMENTAL INFORMATION	53

PRIVACY POLICY	54

Amplify ETF Trust (the “Trust”) files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Form N-Qs are available on the Commission’s website at www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Amplify Investments, LLC (the “Adviser”) uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-267-3837 and (ii) on the Commission’s website at www.sec.gov.

1

Amplify ETF Trust

Amplify Online Retail ETF

Schedule of Investments

April 30, 2019 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 99.8%
Marketplace — 28.4%
Alibaba Group Holding Ltd. - ADR(a)	24,932	$4,626,631
Copart, Inc.(a)	175,722	11,829,605
Delivery Hero SE(a)(b)	90,715	4,180,757
Etsy, Inc.(a)	178,497	12,055,687
GrubHub, Inc.(a)	94,844	6,334,631
IAC/InterActiveCorp(a)	48,197	10,836,613
Just Eat PLC(a)	460,466	4,197,136
MercadoLibre, Inc.(a)	10,876	5,265,507
PayPal Holdings, Inc.(a)	101,175	11,409,505
Rakuten, Inc.	489,100	5,422,492
Shopify, Inc.(a)	25,657	6,248,249
		82,406,813
Traditional Retail — 58.7%
1-800-Flowers.com, Inc.(a)	658,306	14,015,335
Amazon.com, Inc.(a)	5,085	9,796,354
ASOS PLC(a)	51,263	2,621,073
Carvana Co.(a)(c)	193,343	13,835,625
Chegg, Inc.(a)	320,871	11,439,051
Cimpress NV(a)	32,267	2,916,937
Ebay, Inc.	300,071	11,627,751
Farfetch Ltd.(a)	171,497	4,249,696
JD.com, Inc. - ADR(a)	157,962	4,781,510
Lands’ End, Inc.(a)	481,480	8,430,715
Netflix, Inc.(a)	27,256	10,099,438
Ocado Group PLC(a)	337,170	5,990,508
Overstock.com, Inc.(a)(c)	433,753	5,716,864
PetMed Express, Inc.(c)	303,518	6,631,868
Pinduoduo, Inc. - ADR(a)	183,498	4,079,161
Qurate Retail, Inc.(a)	370,865	6,323,248
Shutterfly, Inc.(a)	153,829	6,742,325
Stamps.com, Inc.(a)	50,862	4,363,960
Stitch Fix, Inc.(a)	316,885	8,444,985
Description	Shares	Value
Vipshop Holdings Ltd. - ADR(a)	636,874	$5,483,485
Wayfair, Inc.(a)	91,153	14,780,459
Zalando SE(a)(b)	106,513	5,010,381
ZOZO, Inc.	158,700	2,799,457
		170,180,186

Travel — 12.7%
Booking Holdings, Inc.(a)	4,467	8,286,240
Ctrip.com International Ltd. - ADR(a)	110,399	4,863,076
Expedia Group, Inc.	69,710	9,051,147
MakeMyTrip Ltd.(a)	149,984	3,781,097
TripAdvisor, Inc.(a)	153,723	8,182,675
Trivago NV - ADR(a)(c)	528,077	2,529,489
		36,693,724
Total Common Stocks (Cost $286,345,412)		289,280,723

MONEY MARKET FUNDS — 0.2%
STIT-Government & Agency Portfolio - Institutional Class - 2.34%(d)	445,155	445,155
Total Money Market Funds (Cost $445,155)		445,155

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 9.3%
First American Government Obligations Fund, Class Y - 2.08%(d)	26,847,326	26,847,326
Total Investments Purchased with Proceeds from Securities Lending (Cost $26,847,326)		26,847,326

Total Investments — 109.3% (Cost $313,637,893)		$316,573,204

Percentages are based on Net Assets of $289,691,053.

ADR - American Depositary Receipt

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144(a) and Regulation S of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At April 30, 2019 the value of these securities amounted to $9,191,138 or 3.2% of net assets.

(c)	All or a portion of this security is out on loan as of April 30, 2019. Total value of securities out on loan is $26,176,665 or 9.0% of net assets.

(d)	Seven-day yield as of April 30, 2019.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

 The accompanying notes are an integral part of the financial statements.

2

Amplify ETF Trust

Amplify CWP Enhanced Dividend Income ETF

Schedule of Investments

April 30, 2019 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 95.2%
Communication Services — 9.1%
Verizon Communications, Inc.	14,005	$800,946
Walt Disney Co.(a)	7,910	1,083,433
		1,884,379
Consumer Discretionary — 14.6%
Home Depot, Inc.(a)	5,223	1,063,925
McDonald’s Corp.(a)	6,429	1,270,178
Starbucks Corp.(a)	8,924	693,216
		3,027,319
Consumer Staples — 13.5%
Mondelez International, Inc.	16,622	845,229
Procter & Gamble Co.	6,532	695,527
Walmart, Inc.	12,412	1,276,450
		2,817,206
Energy — 7.8%
Chevron Corp.(a)	8,152	978,729
Valero Energy Corp.(a)	7,174	650,395
		1,629,124
Financials — 11.2%
American Express Co.	5,605	657,074
CME Group, Inc.	3,785	677,137
JPMorgan Chase & Co.	8,540	991,067
		2,325,278
Health Care — 14.6%
Abbott Laboratories(a)	9,450	751,842
Johnson & Johnson	4,654	657,145
Merck & Co., Inc.	12,506	984,347
UnitedHealth Group, Inc.	2,800	652,596
		3,045,930
Description	Shares	Value
Industrials — 11.5%
3M Co.	2,880	$545,789
Boeing Co.	2,660	1,004,656
Caterpillar, Inc.	6,108	851,577
		2,402,022
Information Technology — 6.7%
Cisco Systems, Inc.(a)	6,300	352,485
Visa, Inc. - Class A(a)	6,320	1,039,198
		1,391,683
Materials — 2.8%
Nucor Corp.	10,264	585,766

Utilities — 3.4%
Duke Energy Corp.	7,687	700,439

Total Common Stocks (Cost $18,376,523)		19,809,146

MONEY MARKET FUNDS — 15.3%
STIT-Government & Agency Portfolio - Institutional Class - 2.34%(b)	3,179,595	3,179,595
Total Money Market Funds (Cost $3,179,595)		3,179,595

Total Investments — 110.5% (Cost $21,556,118)		$22,988,741

Percentages are based on Net Assets of $20,803,815.

(a)	All or a part of this security is held as collateral for the options written. At April 30, 2019, the value of these securities amounted to $7,883,401 or 37.9% of net assets.

(b)	Seven-day yield as of April 30, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of the financial statements.

3

Amplify ETF Trust

Amplify CWP Enhanced Dividend Income ETF

Schedule of Options Written

April 30, 2019 (Unaudited)

Description	Contracts	Notional Amount	Value
Call Options Written(a) — (0.39)%
Abbott Laboratories, Expires 5/17/2019, Strike Price $80.00	70	(556,920)	$(6,720)
Chevron Corp., Expires 5/17/2019, Strike Price $126.00	60	(720,360)	(1,020)
Cisco Systems, Inc., Expires 5/03/2019, Strike Price $55.00	63	(352,485)	(6,584)
Home Depot, Inc., Expires 5/10/2019, Strike Price $212.50	52	(1,059,240)	(650)
McDonald’s Corp., Expires 5/03/2019, Strike Price $205.00	64	(1,264,448)	(160)
Starbucks Corp., Expires 5/03/2019, Strike Price $73.00	82	(636,976)	(38,540)
Valero Energy Corp., Expires 5/03/2019, Strike Price $88.50	66	(598,356)	(15,675)
Expires 5/03/2019, Strike Price $90.00	5	(45,330)	(655)
Visa, Inc., Expires 5/17/2019, Strike Price $167.50	40	(657,720)	(2,700)
Walt Disney Co., Expires 5/10/2019, Strike Price $140.00	50	(684,850)	(7,975)
Total Call Options Written (Premiums Received $67,719)			$(80,679)

(a)	Exchange Traded

The accompanying notes are an integral part of the financial statements.

4

Amplify ETF Trust

Amplify Transformational Data Sharing ETF

Schedule of Investments

April 30, 2019 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 99.3%
Banks — 8.5%
Banco Bilbao Vizcaya Argentaria SA - ADR	166,544	$1,014,253
Banco Santander SA - ADR	149,076	743,889
BOC Hong Kong Holdings Ltd.	241,328	1,079,774
Citigroup, Inc.	16,976	1,200,203
JPMorgan Chase & Co.	12,745	1,479,057
Signature Bank/New York NY	8,133	1,074,125
The Goldman Sachs Group, Inc.	13,820	2,845,815
		9,437,116
Commercial Services — 6.6%
Hive Blockchain Technologies Ltd.(a)	6,068,601	2,174,314
QIWI PLC - ADR(a)	67,157	940,870
Square, Inc.(a)	57,486	4,186,130
		7,301,314
Computers — 6.1%
Accenture PLC	17,570	3,209,512
International Business Machines Corp.	25,386	3,560,894
		6,770,406
Diversified Financial Services — 16.9%
American Express Co.	6,529	765,395
CME Group, Inc.	11,314	2,024,075
GAIN Capital Holdings, Inc.	84,747	446,617
Galaxy Digital Holdings Ltd.(a)	2,261,067	3,375,483
IG Group Holdings PLC	199,175	1,324,076
Intercontinental Exchange, Inc.	21,100	1,716,485
Mastercard, Inc.	2,181	554,497
Monex Group, Inc.	529,248	1,605,869
Nasdaq, Inc.	11,496	1,059,931
Plus500 Ltd.	139,404	959,815
Description	Shares	Value
SBI Holdings, Inc.	185,976	$3,961,767
Visa, Inc.	5,064	832,673
		18,626,683
Internet — 35.9%
Alibaba Group Holding Ltd. - ADR(a)	6,765	1,255,381
Alphabet, Inc.(a)	2,348	2,815,158
Baidu, Inc. - ADR(a)	11,073	1,840,665
Digital Garage, Inc.	154,049	4,466,792
Facebook, Inc.(a)	3,610	698,174
GMO Internet, Inc.	323,689	4,995,030
JD.com, Inc. - ADR(a)	78,029	2,361,938
Kakao Corp.	36,531	3,752,703
LINE Corp. - ADR(a)(b)	50,750	1,698,095
Opera Ltd. - ADR(a)(b)	348,326	3,357,863
Overstock.com, Inc.(a)(b)	236,494	3,116,991
Rakuten, Inc.	354,775	3,933,274
Tencent Holdings Ltd.	21,351	1,056,010
Xunlei Ltd. - ADR(a)(b)	416,032	1,456,112
Yahoo Japan Corp.	1,065,340	2,830,833
		39,635,019
Semiconductors — 11.8%
Advanced Micro Devices, Inc.(a)	63,346	1,750,250
Global Unchip Corp.	406,283	2,984,571
Intel Corp.	30,032	1,532,833
NVIDIA Corp.	8,426	1,525,106
Samsung Electronics Co. Ltd.	45,781	1,796,909
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	77,962	3,416,295
		13,005,964
Software — 12.2%
Akamai Technologies, Inc.(a)	14,659	1,173,600
DocuSign, Inc.(a)	16,141	914,711
Microsoft Corp.	23,817	3,110,500
Nexon GT Co. Ltd.(a)	267,542	2,771,269
Oracle Corp.	43,571	2,410,783
SAP SE - ADR	24,127	3,109,005
		13,489,868
Telecommunications — 1.3%
Cisco Systems, Inc.	25,701	1,437,971
Total Common Stocks (Cost $122,626,859)		109,704,341

MONEY MARKET FUNDS — 0.4%
STIT-Government & Agency Portfolio - Institutional Class - 2.34%(c)	451,567	451,567
Total Money Market Funds (Cost $451,567)		451,567

The accompanying notes are an integral part of the financial statements.

5

Amplify ETF Trust

Amplify Transformational Data Sharing ETF

Schedule of Investments

April 30, 2019 (Unaudited) (Continued)

Description	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 5.7%
First American Government Obligations Fund, Class Y - 2.08%(c)	6,263,114	$6,263,114
Total Investments Purchased with Proceeds from Securities Lending (Cost $6,263,114)		6,263,114

Total Investments — 105.4% (Cost $129,341,540)		$116,419,022

Percentages are based on Net Assets of $110,505,796.

ADR - American Depositary Receipt

(a)	Non-income producing security.

(b)	All or a portion of this security is out on loan as of April 30, 2019. Total value of securities out on loan is $6,065,106 or 5.5% of net assets.

(c)	Seven-day yield as of April 30, 2019.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund Management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

6

Amplify ETF Trust

Amplify Advanced Battery Metals and Materials ETF

Schedule of Investments

April 30, 2019 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 99.1%
Industrials — 3.0%
AMG Advanced Metallurgical Group NV	2,729	$82,704
Clean TeQ Holdings Ltd.(a)	351,234	76,757
		159,461
Materials — 96.1%
African Rainbow Minerals Ltd.	12,068	143,466
Albemarle Corp.	1,663	124,825
Altura Mining Ltd.(a)	1,264,718	93,614
Aneka Tambang Tbk	3,170,593	192,461
Assore Ltd.	6,786	176,185
Bushveld Minerals Ltd.(a)	201,311	65,102
China Molybdenum Co. Ltd.	345,240	129,826
Cobalt 27 Capital Corp.(a)	30,376	99,991
Eramet	1,924	134,484
First Quantum Minerals Ltd.	15,597	164,737
Freeport-McMoRan, Inc.	6,021	74,119
Galaxy Resources Ltd.(a)	92,723	95,433
Ganfeng Lithium Co Ltd.	32,130	117,516
Glencore PLC	33,173	131,655
Independence Group NL	54,194	170,390
Jinchuan Group International Resources Co. Ltd.(a)	1,612,746	150,075
Johnson Matthey PLC	3,175	138,159
Jupiter Mines Ltd.	525,877	131,605
Katanga Mining Ltd.(a)(b)	355,327	120,679
Kidman Resources Ltd.(a)	149,209	136,214
Description	Shares	Value
Largo Resources Ltd.(a)	41,400	$52,225
Lithium Americas Corp.(a)(b)	42,165	155,479
Livent Corp.(a)	12,624	136,087
Lundin Mining Corp.	33,991	182,425
Metals X Ltd.(a)	516,315	101,913
MMC Norilsk Nickel PJSC	13,887	308,291
Nanjing Hanrui Cobalt Co. Ltd.	7,650	79,920
Nemaska Lithium, Inc.(a)	223,132	55,795
Orocobre Ltd.(a)	48,746	114,430
Panoramic Resources Ltd.(a)	242,412	71,773
Pilbara Minerals Ltd.(a)	252,535	108,595
Sherritt International Corp.(a)	290,198	42,240
Sociedad Quimica y Minera de Chile SA - ADR(b)	4,235	150,935
South32 Ltd.	51,093	120,300
Sumitomo Metal Mining Co. Ltd.	5,049	157,686
Syrah Resources Ltd.(a)	92,484	72,368
Tawana Resources NL(a)(c)	44,689	–
Tianqi Lithium Corp.	31,290	137,621
Umicore SA	2,696	104,323
Vale Indonesia Tbk PT(a)	844,192	180,687
Western Areas Ltd.	74,662	118,951
Zhejiang Huayou Cobalt Co. Ltd.	19,260	83,138
		5,125,718
Total Common Stocks (Cost $7,776,149)		5,285,179

MONEY MARKET FUNDS — 0.7%
STIT - Government & Agency Portfolio - Institutional Class - 2.34%(d)	37,093	37,093
Total Money Market Funds (Cost $37,093)		37,093

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 9.5%
First American Government Obligations Fund, Class Y - 2.08%(d)	505,920	505,920
Total Investments Purchased with Proceeds from Securities Lending (Cost $505,920)		505,920

Total Investments — 109.3% (Cost $8,319,162)		$5,828,192

Percentages are based on Net Assets of $5,331,896.

ADR — American Depositary Receipt

(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

7

Amplify ETF Trust

Amplify Advanced Battery Metals and Materials ETF

Schedule of Investments

April 30, 2019 (Unaudited) (Continued)

(b)	All or a portion of this security is out on loan as of April 30, 2019. Total value of securities out on loan is $355,930 or 6.7% of net assets.

(c)	Illiquid security. At April 30, 2019, the value of this security amounted to $0.00 or 0.00% of net assets. The Fund has fair valued this security. Value determined using significant unobservable inputs.

(d)	Seven-day yield as of April 30, 2019.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund Management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

8

Amplify ETF Trust

Amplify EASI Tactical Growth ETF

Schedule of Investments

April 30, 2019 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 99.9%
Communication Services — 2.4%
Autohome, Inc. - ADR(a)	5,439	$628,150

Consumer Discretionary — 11.1%
Alibaba Group Holding Ltd. - ADR(a)	3,108	576,752
Amazon.com, Inc.(a)	315	606,854
Boot Barn Holdings, Inc.(a)	19,257	554,409
Lululemon Athletica, Inc.(a)	3,444	607,349
Norwegian Cruise Line Holdings Ltd.(a)	9,996	563,674
		2,909,038
Energy — 4.2%
Cabot Oil & Gas Corp.	21,441	555,108
ProPetro Holding Corp.(a)	25,179	557,211
		1,112,319
Financials — 6.9%
NMI Holdings, Inc.(a)	21,714	609,729
Voya Financial, Inc.	10,752	590,177
Willis Towers Watson PLC	3,234	596,156
		1,796,062
Health Care — 6.7%
Charles River Labratories International, Inc.(a)	4,053	569,325
Horizon Pharma PLC(a)	22,491	574,195
Veeva Systems, Inc.(a)	4,347	608,015
		1,751,535
Description	Shares	Value
Industrials — 18.4%
AMETEK, Inc.	6,825	$601,760
Armstrong World Industries, Inc.	6,972	604,263
Clean Harbors, Inc.(a)	8,064	612,864
Great Lakes Dredge & Dock Corp.(a)	60,753	621,503
HEICO Corp.	5,817	613,868
Jacobs Engineering Group, Inc.	7,602	592,500
Quanta Services, Inc.	14,490	588,294
The Timken Co.	12,264	588,059
		4,823,111
Information Technology — 36.8%
Adobe, Inc.(a)	2,163	625,648
ANSYS, Inc.(a)	3,087	604,435
Booz Allen Hamilton Holding Corp.	9,996	592,663
Cadence Design Systems, Inc.(a)	9,009	625,044
CyberArk Software Ltd.(a)	4,809	620,024
Entegris, Inc.	14,553	594,636
EPAM Systems, Inc.(a)	3,381	606,416
Intuit, Inc.	2,268	569,404
Paycom Software, Inc.(a)	3,108	629,463
ServiceNow, Inc.(a)	2,415	655,697
The Trade Desk, Inc.(a)	2,919	646,500
Visa, Inc.	3,675	604,280
VMware, Inc.	3,045	621,576
WEX, Inc.(a)	2,898	609,449
Xilinx, Inc.	4,347	522,249
Zebra Technologies Corp.(a)	2,520	532,073
		9,659,557
Materials — 2.2%
Berry Global Group, Inc.(a)	9,996	587,765

Real Estate — 11.2%
American Tower Corp.(b)	2,961	578,284
Crown Castle International Corp.(b)	4,536	570,538
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	22,659	602,503
Innovative Industrial Properties, Inc.(b)(c)	6,909	588,232
STORE Capital Corp.(b)	17,493	582,867
		2,922,424
Total Common Stocks (Cost $25,570,795)		26,189,961

MONEY MARKET FUNDS — 0.2%
STIT - Government & Agency Portfolio - Institutional Class - 2.34%(d)	57,062	57,062
Total Money Market Funds (Cost $57,062)		57,062

The accompanying notes are an integral part of the financial statements.

9

Amplify ETF Trust

Amplify EASI Tactical Growth ETF

Schedule of Investments

April 30, 2019 (Unaudited) (Continued)

Description	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 0.0%(e)
First American Government Obligations Fund, Class Y - 2.08%(d)	5,591	$5,591
Total Investments Purchased with Proceeds from Securities Lending (Cost $5,591)		5,591

Total Investments — 100.1% (Cost $25,633,448)		$26,252,614

Percentages are based on Net Assets of $26,234,766.

ADR — American Depositary Receipt

(a)	Non-income producing security.

(b)	Real Estate Investment Trust.

(c)	All or a portion of this security is out on loan as of April 30, 2019. Total value of securities out on loan is $5,364 or 0.2% of net assets.

(d)	Seven-day yield as of April 30, 2019.

(e)	Less than 0.005%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of the financial statements.

10

Amplify ETF Trust

Amplify BlackSwan Growth & Treasury Core ETF

Schedule of Investments

April 30, 2019 (Unaudited)

Description	Par Value	Value
U.S. GOVERNMENT NOTES/BONDS — 87.0%
2.750%, 09/30/2020	$3,372,000	$3,391,428
2.875%, 10/15/2021	11,460,000	11,629,886
2.875%, 09/30/2023	11,419,000	11,705,144
3.000%, 09/30/2025	11,346,000	11,766,600
2.875%, 08/15/2028	11,450,000	11,810,049
3.000%, 08/15/2048	14,821,000	14,990,052
Total U.S. Government Notes/Bonds (Cost $63,987,479)		65,293,159

	Contracts	Notional Amount
PURCHASED CALL OPTIONS(a) — 12.7%
SPDR S&P 500 ETF Trust, Expires 06/21/2019, Strike Price $250.00	961	$28,255,322	4,386,965
SPDR S&P 500 ETF Trust, Expires 12/20/2019, Strike Price $255.00	1,150	33,812,300	5,127,850
Total Purchased Call Options (Cost $5,900,112)			9,514,815

	Shares
MONEY MARKET FUNDS — 0.0%(b)
STIT-Government & Agency Portfolio - Institutional Class - 2.34%(c)	18,898	18,898
Total Money Market Funds (Cost $18,898)		18,898

Total Investments — 99.7% (Cost $69,906,489)		$74,826,872

Percentages are based on Net Assets of $75,036,970.

(a)	Exchange Traded

(b)	Less than 0.005%.

(c)	Seven-day yield as of April 30, 2019.

The accompanying notes are an integral part of the financial statements.

11

Amplify ETF Trust

Amplify International Online Retail ETF

Schedule of Investments

April 30, 2019 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 99.9%
Marketplace — 31.7%
58.com, Inc. - ADR(a)	870	$62,457
Alibaba Group Holding Ltd. - ADR(a)	342	63,465
B2W Cia Digital(a)	7,200	70,026
Delivery Hero SE(a)(b)	1,926	88,692
Just Eat PLC(a)	7,358	67,050
Kogan.com Ltd.	11,594	45,698
MercadoLibre, Inc.(a)	152	73,589
Mercari, Inc.(a)	2,400	74,020
Rakuten, Inc.	7,800	86,492
Shopify, Inc.(a)	372	90,593
Syuppin Co. Ltd.	4,000	26,541
Tencent Holdings Ltd.	1,200	59,347
Yixin Group Ltd.(a)(b)	96,000	23,494
Yume No Machi Souzou Iinkai Co. Ltd.	4,600	68,809
		900,273
Traditional Retail — 54.9%
ASKUL Corp.	2,600	69,800
ASOS PLC(a)	1,770	90,475
boohoo Group PLC(a)	29,886	95,726
Boozt AB(a)(b)	4,288	36,039
China Literature Ltd.(a)(b)	12,800	58,082
Dustin Group AB(b)	3,174	28,412
Farfetch Ltd.(a)	2,870	71,119
HelloFresh SE(a)	3,520	35,504
iQIYI, Inc. - ADR(a)	2,552	56,425
Istyle, Inc.	9,200	65,422
JD.com, Inc. - ADR(a)	2,020	61,145
Description	Shares	Value
Jumei International Holding Ltd. - ADR(a)	12,030	$29,233
Kitanotatsujin Corp.	15,400	73,284
MOGU, Inc. - ADR(a)	4,406	36,570
MonotaRO Co. Ltd.	3,000	69,010
Ocado Group PLC(a)	4,242	75,347
Oisix ra daichi, Inc.(a)	4,600	68,066
Orflame Holding AG	4,018	83,050
PChome Online, Inc.(a)	8,000	34,044
Pinduoduo, Inc. - ADR(a)	2,602	57,842
Secoo Holding Ltd. - ADR(a)	2,758	26,449
Vipshop Holdings Ltd. - ADR(a)	7,416	63,852
Webjet Ltd.	7,068	83,875
Zalando SE(a)(b)	1,838	86,390
zooplus AG(a)	282	30,561
ZOZO, Inc.	4,000	70,572
		1,556,294
Travel — 13.3%
Ctrip.com International Ltd. - ADR(a)	1,348	59,379
Despegar.com Corp.(a)	5,130	74,847
Evolable Asia Corp.	1,400	26,284
MakeMyTrip Ltd.(a)	2,786	70,235
On the Beach Group PLC(b)	5,768	34,439
Open Door, Inc.(a)	1,000	28,687
Trivago NV - ADR(a)	17,416	83,423
		377,294
Total Common Stocks (Cost $2,549,373)		2,833,861

MONEY MARKET FUNDS — 0.1%
STIT - Government & Agency Portfolio - Institutional Class - 2.34%(c)	2,694	2,694
Total Money Market Funds (Cost $2,694)		2,694

Total Investments — 100.0% (Cost $2,552,067)		$2,836,555

Percentages are based on Net Assets of $2,836,334.

ADR — American Depositary Receipt

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144(a) and Regulation S of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At April 30, 2019 the value of these securities amounted to $355,548 or 12.5% of net assets.

(c)	Seven-day yield as of April 30, 2019.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund Management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

12

Amplify ETF Trust

Statements of Assets and Liabilities

April 30, 2019 (Unaudited)

	Amplify Online Retail ETF	Amplify CWP Enhanced Dividend Income ETF	Amplify Transformational Data Sharing ETF	Amplify Advanced Battery Metals and Materials ETF	Amplify EASI Tactical Growth ETF
Assets:
Investments, at Cost	$313,637,893	$21,556,118	$129,341,540	$8,319,162	$25,633,448
Foreign Currency, at Cost	1,388	—	—	—	—
Investments, at Fair Value	$316,573,204	$22,988,741	$116,419,022	$5,828,192	$26,252,614
Foreign Currency, at Fair Value	1,378	—	—	—	—
Receivable for Investments Sold	—	6,480	—	—	—
Dividends and Interest Receivable	18,637	26,562	367,149	7,156	1,117
Securities Lending Income Receivable	95,564	—	47,035	5,877	568
Total Assets	316,688,783	23,021,783	116,833,206	5,841,225	26,254,299

Liabilities:
Options Written, at Value (Premiums Received $0, $67,719, $0, $0, $0)	—	80,679	—	—	—
Payable for Investments Purchased	—	2,034,081	—	—	—
Payable for Distributions to Shareholders	—	95,223	—	—	—
Collateral Received for Securities Loaned (See Note 4)	26,847,326	—	6,263,114	505,920	5,591
Advisory Fees Payable, net of waiver, if any	150,404	7,985	64,296	3,409	13,942
Total Liabilities	26,997,730	2,217,968	6,327,410	509,329	19,533

Net Assets	$289,691,053	$20,803,815	$110,505,796	$5,331,896	$26,234,766

Net Assets Consist of:
Paid-in Capital ($0.01 par value)	$56,500	$7,000	$61,500	$4,500	$10,500
Additional Paid-in Capital	289,434,754	18,955,305	137,978,879	8,629,027	26,363,263
Total distributable earnings (accumulated deficit)	199,799	1,841,510	(27,534,583)	(3,301,631)	(138,997)
Net Assets	$289,691,053	$20,803,815	$110,505,796	$5,331,896	$26,234,766

Outstanding Shares of Beneficial Interest (unlimited authorized - $0.01 par value)	5,650,000	700,000	6,150,000	450,000	1,050,000
Net Asset Value, Offering and Redemption Price per Share	$51.27	$29.72	$17.97	$11.85	$24.99
Includes loaned Securities with a value of	$26,176,665	—	$6,065,106	$355,930	$5,364

The accompanying notes are an integral part of the financial statements.

13

Amplify ETF Trust

Statements of Assets and Liabilities

April 30, 2019 (Unaudited)

	Amplify BlackSwan Growth & Treasury Core ETF	Amplify International Online Retail ETF
Assets:
Investments, at Cost	$69,906,489	$2,552,067
Investments, at Fair Value	$74,826,872	$2,836,555
Dividends and Interest Receivable	239,278	1,348
Total Assets	75,066,150	2,837,903

Liabilities:
Advisory Fees Payable, net of waiver, if any	29,180	1,569
Total Liabilities	29,180	1,569

Net Assets	$75,036,970	$2,836,334

Net Assets Consist of:
Paid-in Capital ($0.01 par value)	$28,000	$1,000
Additional Paid-in Capital	70,097,395	2,499,297
Total distributable earnings	4,911,575	336,037
Net Assets	$75,036,970	$2,836,334

Outstanding Shares of Beneficial Interest (unlimited authorized - $0.01 par value)	2,800,000	100,000
Net Asset Value, Offering and Redemption Price per Share	$26.80	$28.36

 The accompanying notes are an integral part of the financial statements.

14

Amplify ETF Trust

Statements of Operations

For the Period Ended April 30, 2019 (Unaudited)

	Amplify Online Retail ETF	Amplify CWP Enhanced Dividend Income ETF	Amplify Transformational Data Sharing ETF(a)	Amplify Advanced Battery Metals and Materials ETF(b)	Amplify EASI Tactical Growth ETF(c)
Investment Income:
Dividend Income (Net of Foreign Withholding Tax of $3,772, $0, $50,364, $2,449 and $0, respectively)	$393,793	$210,361	$772,949	$21,477	$209,688
Interest Income	4,617	10,469	3,143	297	410
Securities Lending Income	490,558	32	168,033	27,046	2,690
Total Investment Income	888,968	220,862	944,125	48,820	212,788
Expenses:
Advisory Fees	972,917	81,324	500,594	26,672	63,370
Total Expenses	972,917	81,324	500,594	26,672	63,370
Advisory Fees Waived (See Note 3)	—	(39,378)	(111,243)	(5,798)	—
Net Expenses	972,917	41,946	389,351	20,874	63,370
Net Investment Income (Loss)	(83,949)	178,916	554,774	27,946	149,418

Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	3,570,484	653,774	(14,770,325)	(613,067)	291,422
Foreign Currency	(42,582)	—	(18,742)	(3,681)	—
Options Written	—	92,661	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	32,823,696	287,699	16,719,427	192,551	599,569
Foreign Currency	(81)	—	(1,666)	19	—
Options Written	—	(13,882)	—	—	—
Net Realized and Unrealized Gain (Loss)	36,351,517	1,020,252	1,928,694	(424,178)	890,991

Net Increase (Decrease) in Net Assets Resulting from Operations	$36,267,568	$1,199,168	$2,483,468	$(396,232)	$1,040,409

(a)	Fund commenced operations on January 16, 2018.

(b)	Fund commenced operations on June 4, 2018.

(c)	Fund commenced operations on June 13, 2018.

The accompanying notes are an integral part of the financial statements.

15

Amplify ETF Trust

Statements of Operations

For the Period Ended April 30, 2019 (Unaudited)

	Amplify BlackSwan Growth & Treasury Core ETF(a)	Amplify International Online Retail ETF(b)
Investment Income:
Dividend Income (Net of Foreign Withholding Tax of $0, $93, respectively)	$—	$1,542
Interest Income	742,318	48
Total Investment Income	742,318	1,590
Expenses:
Advisory Fees	140,859	4,565
Total Expenses	140,859	4,565
Net Investment Income (Loss)	601,459	(2,975)

Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	(124,186)	54,022
Foreign Currency	—	517
Net Change in Unrealized Appreciation on:
Investments	4,920,383	284,473
Net Realized and Unrealized Gain	4,796,197	339,012

Net Increase in Net Assets Resulting from Operations	$5,397,656	$336,037

(a)	Fund commenced operations on November 5, 2018.

(b)	Fund commenced operations on January 29, 2019.

The accompanying notes are an integral part of the financial statements.

16

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Online Retail ETF
	Six-Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Loss	$(83,949)	$(1,168,710)
Net Realized Gain (Loss) on Investments and Foreign Currency	3,527,902	41,465,768
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	32,823,615	(40,918,130)
Net Increase (Decrease) in Net Assets Resulting from Operations	36,267,568	(621,072)

Capital Share Transactions:
Subscriptions	25,305,035	419,059,730
Redemptions	(142,513,445)	(156,288,880)
Increase in Net Assets from Capital Share Transactions	(117,208,410)	262,770,850

Total Increase (Decrease) in Net Assets	(80,940,842)	262,149,778

Net Assets:
Beginning of Period	370,631,895	108,482,117
End of Period	$289,691,053	$370,631,895

Share Transactions:
Subscriptions	600,000	9,050,000
Redemptions	(3,400,000)	(3,500,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(2,800,000)	5,550,000

The accompanying notes are an integral part of the financial statements.

17

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify CWP Enhanced Dividend Income ETF
	Six-Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Income	$178,916	$216,721
Net Realized Gain on Investments and Options Written	746,435	427,576
Net Change in Unrealized Appreciation on Investments and Options Written	273,817	373,331
Net Increase in Net Assets Resulting from Operations	1,199,168	1,017,628

Distributions to Shareholders:
Dividends and Distributions	(479,442)	(646,297)
Return of Capital	—	(107,770)
Total Distributions	(479,442)	(754,067)

Capital Share Transactions:
Subscriptions	4,403,705	4,400,665
Increase in Net Assets from Capital Share Transactions	4,403,705	4,400,665

Total Increase in Net Assets	5,123,431	4,664,226

Net Assets:
Beginning of Period	15,680,384	11,016,158
End of Period	$20,803,815	$15,680,384

Share Transactions:
Subscriptions	150,000	150,000
Net Increase in Shares Outstanding from Share Transactions	150,000	150,000

 The accompanying notes are an integral part of the financial statements.

18

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Transformational Data Sharing ETF
	Six-Months Ended April 30, 2019 (Unaudited)	Period Ended October 31, 2018(a)
Operations:
Net Investment Income	$554,774	$1,149,723
Net Realized Gain (Loss) on Investments	(14,789,067)	1,602,143
Net Change in Unrealized Appreciation (Depreciation) on Investments	16,717,761	(29,643,294)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,483,468	(26,891,428)

Distributions to Shareholders:
Dividends and Distributions	(1,276,455)	—
Total Distributions	(1,276,455)	—

Capital Share Transactions:
Subscriptions	847,845	213,529,655
Redemptions	(23,346,270)	(54,896,875)
Transaction Fees (See Note 1)	35,061	20,795
Increase (Decrease) in Net Assets from Capital Share Transactions	(22,463,364)	158,653,575

Total Increase (Decrease) in Net Assets	(21,256,351)	131,762,147

Net Assets:
Beginning of Period	131,762,147	—
End of Period	$110,505,796	$131,762,147

Share Transactions:
Subscriptions	50,000	10,350,000
Redemptions	(1,450,000)	(2,800,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,400,000)	7,550,000

(a)	The Fund commenced operations on January 16, 2018.

The accompanying notes are an integral part of the financial statements.

19

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Advanced Battery Metals and Materials ETF
	Six-Months Ended April 30, 2019 (Unaudited)	Period Ended October 31, 2018(a)
Operations:
Net Investment Income	$27,946	$55,558
Net Realized Loss on Investments	(616,748)	(230,819)
Net Change in Unrealized Appreciation (Depreciation) on Investments	192,570	(2,683,545)
Net Decrease in Net Assets Resulting from Operations	(396,232)	(2,858,806)

Distributions to Shareholders:
Dividends and Distributions	(46,593)	—
Total Distributions	(46,593)	—

Capital Share Transactions:
Subscriptions	—	9,290,765
Redemptions	(662,965)	—
Transaction Fees (See Note 1)	2,334	3,393
Increase (Decrease) in Net Assets from Capital Share Transactions	(660,631)	9,294,158

Total Increase (Decrease) in Net Assets	(1,103,456)	6,435,352

Net Assets:
Beginning of Period	6,435,352	—
End of Period	$5,331,896	$6,435,352

Share Transactions:
Subscriptions	—	500,000
Redemptions	(50,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(50,000)	500,000

(a)	The Fund commenced operations on June 4, 2018.

The accompanying notes are an integral part of the financial statements.

20

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify EASI Tactical Growth ETF
	Six-Months Ended April 30, 2019 (Unaudited)	Period Ended October 31, 2018(a)
Operations:
Net Investment Income (Loss)	$149,418	$(3,267)
Net Realized Gain (Loss) on Investments	291,422	(900,980)
Net Change in Unrealized Appreciation on Investments	599,569	19,597
Net Increase (Decrease) in Net Assets Resulting from Operations	1,040,409	(884,650)

Distributions to Shareholders:
Dividends and Distributions	(64,813)	—
Total Distributions	(64,813)	—

Capital Share Transactions:
Subscriptions	20,689,495	16,436,350
Redemptions	(8,510,740)	(2,471,285)
Increase in Net Assets from Capital Share Transactions	12,178,755	13,965,065

Total Increase in Net Assets	13,154,351	13,080,415

Net Assets:
Beginning of Period	13,080,415	—
End of Period	$26,234,766	$13,080,415

Share Transactions:
Subscriptions	850,000	650,000
Redemptions	(350,000)	(100,000)
Net Increase in Shares Outstanding from Share Transactions	500,000	550,000

(a)	The Fund commenced operations on June 13, 2018.

 The accompanying notes are an integral part of the financial statements.

21

Amplify ETF Trust

Statements of Changes in Net Assets

Amplify BlackSwan Growth & Treasury Core ETF
Period Ended April 30, 2019 (Unaudited)(a)
Operations:
Net Investment Income	$601,459
Net Realized Loss on Investments	(124,186)
Net Change in Unrealized Appreciation on Investments	4,920,383
Net Increase in Net Assets Resulting from Operations	5,397,656

Distributions to Shareholders:
Dividends and Distributions	(486,081)
Total Distributions	(486,081)

Capital Share Transactions:
Subscriptions	70,125,395
Increase in Net Assets from Capital Share Transactions	70,125,395

Total Increase in Net Assets	75,036,970

Net Assets:
Beginning of Period	—
End of Period	$75,036,970

Share Transactions:
Subscriptions	2,800,000
Net Increase in Shares Outstanding from Share Transactions	2,800,000

(a)	The Fund commenced operations on November 5, 2018.

The accompanying notes are an integral part of the financial statements.

22

Amplify ETF Trust

Statements of Changes in Net Assets

Amplify International Online Retail ETF
Period Ended April 30, 2019 (Unaudited)(a)
Operations:
Net Investment Loss	$(2,975)
Net Realized Gain on Investments and Foreign Currency	54,539
Net Change in Unrealized Appreciation on Investments and Foreign Currency	284,473
Net Decrease in Net Assets Resulting from Operations	336,037

Capital Share Transactions:
Subscriptions	2,500,000
Transaction Fees	297
Increase in Net Assets from Capital Share Transactions	2,500,297

Total Increase in Net Assets	2,836,334

Net Assets:
Beginning of Period	—
End of Period	$2,836,334

Share Transactions:
Subscriptions	100,000
Net Increase in Shares Outstanding from Share Transactions	100,000

(a)	The Fund commenced operations on January 29, 2019.

The accompanying notes are an integral part of the financial statements.

23

Amplify ETF Trust

Amplify Online Retail ETF

Financial Highlights

	Six-Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018	Year Ended October 31, 2017		Period Ended October 31, 2016(a)
Net Asset Value, Beginning of Year/Period	$43.86		$37.41	$27.18		$25.00
Income (Loss) from Investment Operations:
Net Investment Loss(b)	(0.01)		(0.17)	(0.13)		(0.05)
Net Realized and Unrealized Gain	7.42		6.62 (c)	10.36	(d)	2.23
Total from Investment Operations	7.41		6.45	10.23		2.18

Net Asset Value, End of Year/Period	$51.27		$43.86	$37.41		$27.18

Total Return on Net Asset Value(e)	16.90%		17.25%	37.64	%(f)	8.71	%(i)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$289,691		$370,632	$108,482		$4,077
Ratio of Expenses to Average Net Assets	0.65	%(g)	0.65%	0.65%		0.65	%(g)
Ratio of Net Investment Loss to Average Net Assets	-0.06	%(g)	-0.35%	-0.38%		-0.34	%(g)
Portfolio Turnover(h)	21	%(i)	17%	11%		8	%(i)

(a)	The Fund commenced operations on April 19, 2016.

(b)	Calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)	Includes a $0.01 gain derived from a payment from affiliate. See Note 5.

(e)	Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(f)	Before payment from affiliate for the loss resulting from a trade error, the total return for the period would have been 37.63%. See Note 5.

(g)	Annualized.

(h)	Excludes the impact of in-kind transactions.

(i)	Not Annualized.

The accompanying notes are an integral part of the financial statements.

24

Amplify ETF Trust

Amplify CWP Enhanced Dividend Income ETF

Financial Highlights

	Six-Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018	Period Ended October 31, 2017(a)
Net Asset Value, Beginning of Period	$28.51		$27.54	$25.00
Income from Investment Operations:
Net Investment Income(b)	0.30		0.45	0.39
Net Realized and Unrealized Gain	1.69		2.02	2.92
Total from Investment Operations	1.99		2.47	3.31

Distributions to Shareholders
Net Investment Income	(0.78)		(1.29)	(0.57)
Return of Capital	—		(0.21)	(0.20)
Total from Distributions	(0.78)		(1.50)	(0.77)

Net Asset Value, End of Year/Period	$29.72		$28.51	$27.54

Total Return on Net Asset Value(c)	7.09%		9.12%	13.40	%(f)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$20,804		$15,680	$11,016
Ratio of Expenses to Average Net Assets (Before Advisory Fees Waived)	0.95	%(d)	0.95%	N/A
Ratio of Expenses to Average Net Assets (After Advisory Fees Waived)	0.49	%(d)	0.94%	0.95	%(d)
Ratio of Net Investment Income to Average Net Assets (Before Advisory Fees Waived)	1.63	%(d)	1.53%	N/A
Ratio of Net Investment Income to Average Net Assets (After Advisory Fees Waived)	2.09	%(d)	1.54%	1.67	%(d)
Portfolio Turnover(e)	67	%(f)	151%	187	%(f)

(a)	The Fund commenced operations on December 13, 2016.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(d)	Annualized.

(e)	Excludes the impact of in-kind transactions.

(f)	Not Annualized.

The accompanying notes are an integral part of the financial statements.

25

Amplify ETF Trust

Amplify Transformational Data Sharing ETF

Financial Highlights

	Six-Months Ended April 30, 2019 (Unaudited)		Period Ended October 31, 2018(a)
Net Asset Value, Beginning of Period	$17.45		$20.00
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.08		0.14
Net Realized and Unrealized Gain (Loss)	0.62		(2.69	)(c)
Total from Investment Operations	0.70		(2.55)

Distributions to Shareholders
Net Investment Income	(0.19)		—
Total from Distributions	(0.19)		—

Capital Share Transactions
Transaction Fees	0.01		—	(d)

Net Asset Value, End of Period	$17.97		$17.45

Total Return on Net Asset Value(e)	4.29%		-12.74	%(f)(i)

Supplemental Data:
Net Assets, End of Period (000’s)	$110,506		$131,762
Ratio of Expenses to Average Net Assets (Before Advisory Fees Waived)	0.90	%(g)	0.90	%(g)
Ratio of Expenses to Average Net Assets (After Advisory Fees Waived)	0.70	%(g)	0.70	%(g)
Ratio of Net Investment Income to Average Net Assets (Before Advisory Fees Waived)	0.80	%(g)	0.68	%(g)
Ratio of Net Investment Income to Average Net Assets (After Advisory Fees Waived)	1.00	%(g)	0.88	%(g)
Portfolio Turnover(h)	18	%(i)	44	%(i)

(a)	The Fund commenced operations on January 16, 2018.

(b)	Calculated based on average shares outstanding during the period.

(c)	Includes a less than $0.01 gain per share derived from payment from an affiliate. See Note 5.

(d)	Less than 0.005.

(e)	Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(f)	Before payment from affiliate for the loss resulting from trade error, the total return for the period would have been -12.74%. See Note 5.

(g)	Annualized.

(h)	Excludes the impact of in-kind transactions.

(i)	Not Annualized.

The accompanying notes are an integral part of the financial statements.

26

Amplify ETF Trust

Amplify Advanced Battery Metals and Materials ETF

Financial Highlights

	Six-Months Ended April 30, 2019 (Unaudited)		Period Ended October 31, 2018(a)
Net Asset Value, Beginning of Period	$12.87		$20.00
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.06		0.13
Net Realized and Unrealized Loss	(0.99)		(7.27	)(c)
Total from Investment Operations	(0.93)		(7.14)

Distributions to Shareholders
Net Investment Income	(0.10)		—
Total from Distributions	(0.10)		—

Capital Share Transactions
Transaction Fees	0.01		0.01

Net Asset Value, End of Period	$11.85		$12.87

Total Return on Net Asset Value(d)	-7.12%		-35.65	%(e)(h)

Supplemental Data:
Net Assets, End of Period (000’s)	$5,332		$6,435
Ratio of Expenses to Average Net Assets (Before Advisory Fees Waived)	0.92	%(f)	0.92	%(f)
Ratio of Expenses to Average Net Assets (After Advisory Fees Waived)	0.72	%(f)	0.72	%(f)
Ratio of Net Investment Income to Average Net Assets (Before Advisory Fees Waived)	0.76	%(f)	1.82	%(f)
Ratio of Net Investment Income to Average Net Assets (After Advisory Fees Waived)	0.96	%(f)	2.02	%(f)
Portfolio Turnover(g)	35	%(h)	12	%(h)

(a)	The Fund commenced operations on June 4, 2018.

(b)	Calculated based on average shares outstanding during the period.

(c)	Includes a less than $0.01 gain per share derived from payment from an affiliate. See Note 5.

(d)	Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)	Before payment from affiliate for the loss resulting from trade error, the total return for the period would have been -35.65%. See Note 5.

(f)	Annualized.

(g)	Excludes the impact of in-kind transactions.

(h)	Not Annualized.

The accompanying notes are an integral part of the financial statements.

27

Amplify ETF Trust

Amplify EASI Tactical Growth ETF

Financial Highlights

	Six-Months Ended April 30, 2019 (Unaudited)		Period Ended October 31, 2018(a)
Net Asset Value, Beginning of Period	$23.78		$25.00
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.21		—	(c)
Net Realized and Unrealized Gain (Loss)	1.10		(1.22)
Total from Investment Operations	1.31		(1.22)

Distributions to Shareholders
Net Investment Income	(0.10)		—
Total from Distributions	(0.10)		—

Net Asset Value, End of Period	$24.99		$23.78

Total Return on Net Asset Value(d)	5.50%		-4.87	%(g)

Supplemental Data:
Net Assets, End of Period (000’s)	$26,235		$13,080
Ratio of Expenses to Average Net Assets	0.75	%(e)	0.75	%(e)
Ratio of Net Investment Income to Average Net Assets	1.77	%(e)	0.03	%(e)
Portfolio Turnover(f)	126	%(g)	289	%(g)

(a)	The Fund commenced operations on June 13, 2018.

(b)	Calculated based on average shares outstanding during the period.

(c)	Less than $0.005

(d)	Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)	Annualized.

(f)	Excludes the impact of in-kind transactions.

(g)	Not Annualized.

 The accompanying notes are an integral part of the financial statements.

28

Amplify ETF Trust

Amplify BlackSwan Growth & Treasury Core ETF

Financial Highlights

	Period Ended April 30, 2019 (Unaudited)(a)
Net Asset Value, Beginning of Period	$25.00
Income from Investment Operations:
Net Investment Income(b)	0.26
Net Realized and Unrealized Gain	1.73
Total from Investment Operations	1.99

Distributions to Shareholders
Net Investment Income	(0.19)
Total from Distributions	(0.19)

Net Asset Value, End of Period	$26.80

Total Return on Net Asset Value(c)	8.01%

Supplemental Data:
Net Assets, End of Period (000’s)	$75,037
Ratio of Expenses to Average Net Assets	0.49	%(d)
Ratio of Net Investment Income to Average Net Assets	2.09	%(d)
Portfolio Turnover (e)	82	%(f)

(a)	The Fund commenced operations on November 5, 2018.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(d)	Annualized.

(e)	Excludes the impact of in-kind transactions.

(f)	Not Annualized.

The accompanying notes are an integral part of the financial statements.

29

Amplify ETF Trust

Amplify International Online Retail ETF

Financial Highlights

	Period Ended April 30, 2019 (Unaudited)(a)
Net Asset Value, Beginning of Period	$25.00
Income (Loss) from Investment Operations:
Net Investment Income Loss(b)	(0.03)
Net Realized and Unrealized Gain	3.39
Total from Investment Operations	3.36

Net Asset Value, End of Period	$28.36

Total Return on Net Asset Value(c)	13.45%

Supplemental Data:
Net Assets, End of Period (000’s)	$2,836
Ratio of Expenses to Average Net Assets	0.69	%(d)
Ratio of Net Investment Loss to Average Net Assets	-0.45	%(d)
Portfolio Turnover(e)	13	%(f)

(a)	The Fund commenced operations on January 29, 2019.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(d)	Annualized.

(e)	Excludes the impact of in-kind transactions.

(f)	Not Annualized.

The accompanying notes are an integral part of the financial statements.

30

Amplify ETF Trust

Notes to the Financial Statement

April 30, 2019 (Unaudited)

1.	ORGANIZATION

Amplify ETF Trust (the “Trust”) was organized as a Massachusetts business trust on January 6, 2015, and is authorized to issue an unlimited number of shares in one or more series of funds. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of seven non-diversified funds, Amplify Online Retail ETF (“IBUY”), Amplify CWP Enhanced Dividend Income ETF formerly Amplify YieldShares CWP Dividend & Option Income ETF (“DIVO”), Amplify Transformational Data Sharing ETF (“BLOK”), Amplify Advanced Battery Metals and Materials ETF (“BATT”), Amplify EASI Tactical Growth ETF (“EASI”), Amplify BlackSwan Growth & Treasury Core ETF (“SWAN”) and Amplify International Online Retail ETF (“XBUY”) (each the “Fund” and collectively the “Funds”). Each Fund represents a beneficial interest in a separate portfolio of securities and other assets, with their own investment objectives and policies.

The investment objective of IBUY is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the EQM Online Retail Index. IBUY commenced operations on April 19, 2016. The investment objective of DIVO is to seek to provide current income as its primary objective and capital appreciation as its secondary objective. DIVO commenced operations on December 13, 2016. The investment objective of BLOK is to seek to provide investors with total return. BLOK commenced operations on January 16, 2018. The investment objective of BATT is to seek to provide investors with total return. BATT commenced operations on June 4, 2018. The investment objective of EASI is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the EASI Tactical Growth Index. EASI commenced operations on June 13, 2018. The investment objective of SWAN is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the S-Network BlackSwan Core Total Return Index. SWAN commenced operations on November 5, 2018. The investment objective of XBUY is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the EQM International Ecommerce Index.

IBUY lists and principally trade its shares on The Nasdaq Stock Market® LLC (“Nasdaq”), and DIVO, BLOK, BATT, EASI, SWAN and XBUY list and principally trade their shares on the New York Stock Exchange (“NYSE”) (each an “Exchange” and collectively, the “Exchanges”). Shares of the Funds trade on the Exchanges at market prices that may be below, at, or above the Funds’ net asset value (“NAV”). The Funds will issue and redeem shares on a continuous basis at NAV only in large blocks of shares, typically 50,000 shares, called “Creation Units.” Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally will trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (“the Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A purchase or redemption (i.e. creation or redemption) transaction fee of $500 is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units for IBUY, DIVO, and BLOK. A purchase or redemption transaction fee of $1,000 is imposed for BATT. A purchase or redemption transaction fee of $250 is imposed for EASI and SWAN. A purchase or redemption transaction fee of $750 is imposed for XBUY. The Funds may issue an unlimited number of shares of beneficial interest, with par value of $0.01 per share. All shares of the Funds have equal rights and privileges.

31

Amplify ETF Trust

Notes to the Financial Statement

April 30, 2019 (Unaudited) (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

SECURITY VALUATION

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity)

The valuation techniques used by the Funds to measure fair value for the period ended April 30, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended April 30, 2019, there have been no significant changes to the Funds’ fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Futures contracts will be valued at the settlement price. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price.

If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the pricing committee, pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees (the “Board”).

32

Amplify ETF Trust

Notes to the Financial Statement

April 30, 2019 (Unaudited) (Continued)

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of April 30, 2019:

Category	IBUY	DIVO	BLOK	BATT	EASI	SWAN	XBUY
Investments in Securities
Assets
Level 1
Common Stocks	$289,280,723	$19,809,146	$109,704,341	$5,285,179	$26,189,961	$—	$2,833,861
Money Market Funds	445,155	3,179,595	451,567	37,093	57,062	18,898	2,694
Investments Purchased with Proceeds from Securities Lending	26,847,326	—	6,263,114	505,920	5,591	—	—
Total Level 1	316,573,204	22,988,741	116,419,022	5,828,192	26,252,614	18,898	2,836,555
Level 2
U.S. Government Notes/Bonds	—	—	—	—	—	65,293,159	—
Purchased Options	—	—	—	—	—	9,514,815	—
Total Level 2	—	—	—	—	—	74,807,974	—
Level 3	—	—	—	—	—	—	—
Total Level 3	—	—	—	—	—	—	—
Total	$316,573,204	$22,988,741	$116,419,022	$5,828,192	$26,252,614	$74,826,872	$2,836,555
Other Financial Instruments(a)
Liabilities
Level 1	$—	$—	$—	$—	$—	$—	$—
Total Level 1	$—	$—	$—	$—	$—	$—	$—
Level 2	—	—	—	—	—	—	—
Options Written	—	80,679	—	—	—	—	—
Total Level 2	$—	$80,679	$—	$—	$—	$—	$—
Level 3	—	—	—	—	—	—	—
Total Level 3	—	—	—	—	—	—	—
Total	$—	$80,679	$—	$—	$—	$—	$—

See the Schedules of Investments for further disaggregation of investment categories.

(a)	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as options written, which are reflected at value.

For the period ended April 30, 2019, there were no transfers into or out of Level 3 for the Funds. Below is a reconciliation of securities in Level 3 for the Fund.

BATT	Balance as of 10/31/18	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases/ Acquisition	Sales	Transfers In/ Out of Level 3	Net Change in Unrealized Appreciation (Depreciation) on securities held at 04/30/2019
Common Stocks	$—	$—	$—	$—	$—	$—	$—

33

Amplify ETF Trust

Notes to the Financial Statement

April 30, 2019 (Unaudited) (Continued)

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

BATT	Fair Value as of 04/30/2019	Valuation Techniques	Unobservable Input	Input Values	Range/Weighted Average Unobservable Input(a)
Common Stocks	$—	Proration of Share Price	Corporate Action Details	0.00 AUD	0.00 AUD

Table presents information for one security, which is valued at $0.00 as of April 30, 2019.

OPTION WRITING

DIVO will employ an option strategy in which it will write U.S. exchange-traded covered call options on Equity Securities in the portfolio in order to seek additional income (in the form of premiums on the options) and selective repurchase of such options. A call option written (sold) by DIVO will give the holder (buyer) the right to buy a certain equity security at a predetermined strike price from DIVO. A premium is the income received by an investor who sells or writes an option contract to another party. DIVO seeks to lower risk and enhance total return by tactically selling short-term call options on some, or all, of the equity securities in the portfolio. Specifically, DIVO seeks to provide gross income of approximately 2-3% from dividend income and 2-4% from option premium, plus the potential for capital appreciation. Unlike a systematic covered call program, DIVO is not obligated to continuously cover each individual equity position. When one of the underlying stocks demonstrates strength or an increase in implied volatility, DIVO identifies that opportunity and sells call options tactically, rather than keeping all positions covered and limiting potential upside.

When DIVO writes an option, an amount equal to the premium received by DIVO is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by DIVO on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether DIVO has realized a gain or loss. DIVO, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. During the period, DIVO used written covered call options in a manner consistent with the strategy described above.

SWAN’s investments in options contracts will primarily be long-term equity anticipation securities known as LEAP Options. LEAP Options are long-term exchange-traded call options that allow holders the opportunity to participate in the underlying securities’ appreciation in excess of a specified strike price without receiving payments equivalent to any cash dividends declared on the underlying securities. A holder of a LEAP Option will be entitled to receive a specified number of shares of the underlying stock upon payment of the exercise price, and therefore the LEAP Option will be exercisable at any time the price of the underlying stock is above the strike price. However, if at expiration the price of the underlying stock is at or below the strike price, the LEAP Option will expire and be worthless.

The value of derivative instruments on the Statements of Assets and Liabilities for DIVO and SWAN as of April 30, 2019 is as follows:

DIVO

Statement of Assets and Liabilities - Values of Derivative Instruments as of April 30, 2019

	Liability Derivatives
Derivatives	Location	Value
Equity Contracts - Options	Options written, at value	$80,679

34

Amplify ETF Trust

Notes to the Financial Statement

April 30, 2019 (Unaudited) (Continued)

The effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2019 is as follows:

Amount of Realized Gain on Derivatives Recognized in Income		Change in Unrealized Depreciation on Derivatives Recognized in Income
Derivatives	Options Written	Derivatives	Options Written
Equity Contracts	$92,661	Equity Contracts	($13,882)

SWAN

Statement of Assets and Liabilities - Values of Derivative Instruments as of April 30, 2019

	Asset Derivatives
Derivatives	Location	Value
Equity Contracts - Options	Options Purchased, at Value	$9,514,815

The effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2019 is as follows:

Amount of Realized Gain on Derivatives Recognized in Income		Change in Unrealized Depreciation on Derivatives Recognized in Income
Derivatives	Options Purchased	Derivatives	Options Purchased
Equity Contracts	($1,083,006)	Equity Contracts	$3,614,703

The average monthly value of options written in DIVO during the period ended April 30, 2019 was $(37,486). The average monthly market value of options purchased in SWAN during the period ended April 30, 2019 was $6,079,074.

OFFSETTING ASSETS AND LIABILITIES

The DIVO is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and type of Master Netting Arrangement.

The following is a summary of the Assets and Liabilities subject to offsetting in the DIVO and SWAN as of April 30, 2019:

Liabilities				Gross Amounts not offset in the Statement of Assets and Liabilities
Description/Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
DIVO
Options Written
Susquehanna Financial Group	$80,679	$—	$80,679	$80,679	$—	$—

35

Amplify ETF Trust

Notes to the Financial Statement

April 30, 2019 (Unaudited) (Continued)

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

SHARE VALUATION

The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Funds is equal to the Funds’ NAV.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains (loss) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on foreign currency transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually by the Funds. All distributions are recorded on the ex-dividend date.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investments and foreign currency for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings/(accumulated deficit) and paid-in capital, as appropriate, in the period that the differences arise.

GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect risk of loss to be remote.

36

Amplify ETF Trust

Notes to the Financial Statement

April 30, 2019 (Unaudited) (Continued)

ORGANIZATIONAL AND OFFERING COSTS

All organizational costs incurred to establish the Funds were paid by Amplify Investments LLC (the “Adviser”) and are not subject to reimbursement.

3.	AGREEMENTS

Amplify Investments LLC (the “Adviser”) serves as investment adviser to the Funds. Pursuant to an Investment Management Agreement (the “Management Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Management Agreement, the Funds will pay the following investment advisory fees to the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by it, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees, but excluding interest, taxes, brokerage commissions, and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 Plan, if any, and extraordinary expenses.

Fund	Annual Rate of Average Daily Net Assets
IBUY	0.65%
DIVO	0.95%
BLOK	0.90%
BATT	0.92%
EASI	0.75%
SWAN	0.49%
XBUY	0.69%

Pursuant to a contractual agreement between the Trust, on behalf of DIVO, BLOK and BATT effective June 11, 2019, December 11, 2018 and March 12, 2019, respectively, the management fees paid to the Adviser were reduced by 0.46%, 0.20% and 0.20%, respectively. For the period ended April 30, 2019, the Advisers management fee was reduced by $39,378, $111,243 and $5,798 in DIVO, BLOK and BATT, respectively. This contractual agreement will continue until October 22, 2020 for DIVO and March 1, 2020 for BLOK and BATT. The Adviser is not eligible to recoup these amounts.

The Adviser has overall responsibility for overseeing the investment of the Funds’ assets, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust. Penserra Capital Management, LLC serves as the Sub-Adviser (“Penserra”) to IBUY, EASI and XBUY. Toroso Investments, LLC (“Toroso”) and Exponential ETFs (“Exponential”) serve as the Sub-Advisers to BLOK and BATT. Penserra and Capital Wealth Planning, LLC (“CWP”) serve as the Sub-Advisers to the DIVO. ARGI Investment Services, LLC (“ARGI”) and Exponential serve as the Sub-Advisers to SWAN (Penserra, together with CWP, Toroso, Exponential, and ARGI the “Sub-Advisers,” and each, a “Sub-Adviser”). Each Sub-Adviser has responsibility for selecting and continuously monitoring the Fund’s investments. Sub-Advisory fees earned by Penserra, CWP, Toroso and Exponential are paid by the Adviser. For the period ended April 30, 2019, the Funds paid Penserra Securities, LLC, an affiliate of Penserra, $5,714 for brokerage commissions.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ custodian, transfer agent and accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds.

37

Amplify ETF Trust

Notes to the Financial Statement

April 30, 2019 (Unaudited) (Continued)

U.S. Bank N.A., an affiliate of Fund Services, serves as the Funds’ Custodian.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

Certain officers and two Trustees of the Trust are also officers or employees of the Adviser or its affiliates. They receive no fees for serving as officers or Trustees of the Trust.

4.	SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending programs administered by the Funds’ Custodian (the “Securities Lending Agent”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the non-cash and cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of April 30, 2019, IBUY, BLOK, BATT, and EASI had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent.

As of April 30, 2019, the values of the securities on loan and payable for collateral due to brokers were as follows:

Fund	Value of Securities on Loan	Payable for Collateral Received
IBUY	$26,176,665	$26,847,326
BLOK	$6,065,106	$6,263,114
BATT	$355,930	$505,920
EASI	$5,364	$5,591

The interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Fees and interest income earned on collateral investments and recognized by the Funds during the period ended April 30, 2019, were as follows:

Fund	Fees and Interest Earned
IBUY	$490,558
DIVO	$32
BLOK	$168,033
BATT	$27,046
EASI	$2,690

38

Amplify ETF Trust

Notes to the Financial Statement

April 30, 2019 (Unaudited) (Continued)

SECURED BORROWINGS

The following represents gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

IBUY
Securities Lending Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	30-90 Days	Greater than 90 Days	Total
Money Market Funds	$26,847,326	$—	$—	$—	$—	$26,847,326
Total Borrowings	$26,847,326	$—	$—	$—	$—	$26,847,326

BLOK
Securities Lending Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	30-90 Days	Greater than 90 Days	Total
Money Market Funds	$6,263,114	$—	$—	$—	$—	$6,263,114
Total Borrowings	$6,263,114	$—	$—	$—	$—	$6,263,114

BATT
Securities Lending Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	30-90 Days	Greater than 90 Days	Total
Money Market Funds	$505,920	$—	$—	$—	$—	$505,920
Total Borrowings	$505,920	$—	$—	$—	$—	$505,920

EASI
Securities Lending Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	30-90 Days	Greater than 90 Days	Total
Money Market Funds	$5,591	$—	$—	$—	$—	$5,591
Total Borrowings	$5,591	$—	$—	$—	$—	$5,591

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

5.	INVESTMENT TRANSACTIONS

For the period ended April 30, 2019, the purchases and sales of investments in securities, excluding in-kind transactions and short-term securities were:

Fund	Purchases	Sales
IBUY	$72,608,902	$64,405,000
DIVO	11,048,897	11,585,921
BLOK	20,829,294	65,898,968
BATT	1,976,669	2,009,112
EASI	22,049,347	22,005,727
SWAN	113,984,153	48,636,503
XBUY	488,550	354,166

39

Amplify ETF Trust

Notes to the Financial Statement

April 30, 2019 (Unaudited) (Continued)

For the period ended April 30, 2019, in-kind transactions associated with creations and redemptions were:

Fund	Purchases	Sales
IBUY	$25,217,816	$141,994,731
DIVO	4,303,020	—
BLOK	741,220	20,409,450
BATT	—	577,489
EASI	20,643,920	8,440,385
SWAN	—	—
XBUY	2,360,876	—

There were no purchases or sales of long-term U.S. Government securities by the IBUY, DIVO BLOK BATT, EASI or XBUY. Included in the amounts for SWAN were $90,720,117 of purchases and $48,636,503 of sales of U.S. Government Securities during the current fiscal period.

During the year ended October 31, 2017, IBUY had a trade error where a foreign exchange transaction was placed using the incorrect currency. This resulted in a loss to the Fund of $5,163, which was subsequently reimbursed to the Fund, a portion of which was made by an affiliate.

During the period ended October 31, 2018, BLOK paid commissions on affiliated transactions in error in the amount of $742, which was reimbursed to the Fund by an affiliate.

During the period ended October 31, 2018, BATT had a trade error occur where the wrong security was purchased. This resulted in a loss to the fund of $385, which was reimbursed to the Fund by an affiliate.

6.	FEDERAL INCOME TAXES

As of and during the year/period ended October 31, 2018, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the year/period ended October 31, 2018, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the year/period ended October 31, 2018, the Funds did not incur any interest or penalties.

The tax composition of distributions paid during the year/period ended October 31, 2018 for the Funds was as follows:

	Ordinary Income	Capital Gains	Return of Capital
IBUY	$—	$—	$—
DIVO	536,201	110,096	107,770
BLOK	—	—	—
BATT	—	—	—
EASI	—	—	—

The tax composition of distributions paid during the year/period ended October 31, 2017 for the Funds was as follows:

	Ordinary Income	Capital Gains	Return of Capital
IBUY	$—	$—	$—
DIVO	204,819	—	72,145
BLOK	N/A	N/A	N/A
BATT	N/A	N/A	N/A
EASI	N/A	N/A	N/A

40

Amplify ETF Trust

Notes to the Financial Statement

April 30, 2019 (Unaudited) (Continued)

The Funds intend to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable income and capital gains to shareholders. Therefore, no federal income or excise tax provision has been made.

The cost basis of investments and distributable earnings/(accumulated deficit) for federal income tax purposes as of October 31, 2018 was as follows:

	IBUY	DIVO	BLOK	BATT	EASI
	Investments	Investments	Investments	Investments	Investments
Tax cost of investments	$439,558,747	$14,898,194	$168,947,548	$9,698,506	$13,069,026
Gross tax unrealized appreciation	32,222,725	1,288,201	6,399,064	12,578	19,597
Gross tax unrealized depreciation	(63,906,385)	(167,339)	(36,329,245)	(2,717,975)	—
Net tax unrealized appreciation (depreciation)	(31,683,660)	1,120,862	(29,930,181)	(2,705,397)	19,597
Undistributed ordinary income	—	—	1,189,934	46,593	—
Total accumulated gain	—	—	1,189,934	46,593	—
Other accumulated gain (loss)	(4,384,109)	922	(1,349)	(200,002)	(1,134,190)
Distributable earnings/(accumulated deficit)	$(36,067,769)	$1,121,784	$(28,741,596)	$(2,858,806)	$(1,114,593)

The difference between book and tax-basis cost is attributable to the deferral on wash sales.

At October 31, 2018, the Funds deferred, on a tax basis, late year ordinary losses of:

Late Year Ordinary Loss Deferral
IBUY	$1,018,191
DIVO	—
BLOK	—
BATT	—
EASI	3,267

At October 31, 2018, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
IBUY	$(3,250,695)	$(115,152)	Unlimited
DIVO	—	—	—
BLOK	—	—	—
BATT	(199,978)	—	Unlimited
EASI	(1,130,923)	—	Unlimited

41

Amplify ETF Trust

Notes to the Financial Statement

April 30, 2019 (Unaudited) (Continued)

Additionally, U.S. GAAP require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to redemption-in-kind transactions and net operating losses. For the year/period ended October 31, 2018, the following table shows the reclassifications made:

	Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
IBUY	$(45,725,955)	$45,725,955
DIVO	—	—
BLOK	(1,850,168)	1,850,168
BATT	—	—
EASI	(229,943)	229,943

SWAN and XBUY were launched after October 31, 2018, therefore there is not any federal income tax information.

7.	RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the impact these changes and has decided to accept the disclosure framework.

8.	PRINCIPAL RISKS

BLOCKCHAIN INVESTMENTS RISK (BLOK only)

An investment in companies actively engaged in blockchain technology may be subject to the following risks:

The technology is new and many of its uses may be untested. The mechanics of using distributed ledger technology to transact in other types of assets, such as securities or derivatives, is less clear. There is no assurance that widespread adoption will occur. A lack of expansion in the usage of blockchain technology could adversely affect an investment in the Fund.

Theft, loss or destruction. Transacting on a blockchain depends in part specifically on the use of cryptographic keys that are required to access a user’s account (or “wallet”). The theft, loss or destruction of these keys impairs the value of ownership claims users have over the relevant assets being represented by the ledger (whether “smart contracts,” securities, currency or other digital assets). The theft, loss or destruction of private or public keys needed to transact on a blockchain could also adversely affect a company’s business or operations if it were dependent on the ledger.

Competing platforms and technologies. The development and acceptance of competing platforms or technologies may cause consumers or investors to use an alternative to blockchains.

Cyber security incidents. Cyber security incidents may compromise an issuer, its operations or its business. Cyber security incidents may also specifically target user’s transaction history, digital assets, or identity, thereby leading to privacy concerns. In addition, certain features of blockchain technology, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response.

42

Amplify ETF Trust

Notes to the Financial Statement

April 30, 2019 (Unaudited) (Continued)

Developmental risk. Blockchain technology may never develop optimized transactional processes that lead to realized economic returns for any company in which the Fund invests. Companies that are developing applications of blockchain technology applications may not in fact do so or may not be able to capitalize on those blockchain technologies. The development of new or competing platforms may cause consumers and investors to use alternatives to blockchains.

Intellectual property claims. A proliferation of recent startups attempting to apply blockchain technology in different contexts means the possibility of conflicting intellectual property claims could be a risk to an issuer, its operations or its business. This could also pose a risk to blockchain platforms that permit transactions in digital securities. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the viability of blockchain may adversely affect an investment in the Fund.

Lack of liquid markets, and possible manipulation of blockchain-based assets. Digital assets that are represented and trade on a blockchain may not necessarily benefit from viable trading markets. Stock exchanges have listing requirements and vet issuers, and perhaps users. These conditions may not necessarily be replicated on a blockchain, depending on the platform’s controls and other policies. The more lenient a blockchain is about vetting issuers of digital assets or users that transact on the platform, the higher the potential risk for fraud or the manipulation of digital assets. These factors may decrease liquidity or volume, or increase volatility of digital securities or other assets trading on a blockchain.

Lack of regulation. Digital commodities and their associated platforms are largely unregulated, and the regulatory environment is rapidly evolving. Because blockchain works by having every transaction build on every other transaction, participants can self-police any corruption, which can mitigate the need to depend on the current level of legal or government safeguards to monitor and control the flow of business transactions. As a result, companies engaged in such blockchain activities may be exposed to adverse regulatory action, fraudulent activity or even failure.

Third party product defects or vulnerabilities. Where blockchain systems are built using third party products, those products may contain technical defects or vulnerabilities beyond a company’s control. Open-source technologies that are used to build a blockchain application, may also introduce defects and vulnerabilities.

Reliance on the Internet. Blockchain functionality relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of blockchain technologies and adversely affect the Fund. In addition, certain features of blockchain technology, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response.

CONCENTRATION RISK (IBUY, EASI, and XBUY only)

To the extent that the Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. The Fund may be susceptible to loss due to adverse occurrences to the extent that the Fund’s investments are concentrated in a particular issuer or issuers, region, market, industry, group of industries, sector or asset class.

COVERED CALL RISK (DIVO only)

Covered call risk is the risk that the Fund will forgo, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. In addition, as the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

43

Amplify ETF Trust

Notes to the Financial Statement

April 30, 2019 (Unaudited) (Continued)

FINANCIAL COMPANIES RISK

Financial companies, such as retail and commercial banks, insurance companies and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans) and competition from new entrants and blurred distinctions in their fields of business.

FOREIGN INVESTMENT RISK (XBUY only)

Securities issued by Non-U.S. companies present risks beyond those of securities of U.S. issuers. Risks of investing in the securities of foreign companies include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in foreign currency exchange rates; taxes; restrictions on foreign investments and exchange of securities; and less government supervision and regulation of issuers in foreign countries. Prices of foreign securities also may be more volatile.

INFORMATION TECHNOLOGY COMPANIES RISK (IBUY, BLOK and BATT only)

Information technology companies are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance

METALS AND MINING COMPANIES RISK (BATT only)

The Fund will invest in securities that are issued by and/or have exposure to, companies primarily involved in the metals and mining industry. Investments in metals and mining companies may be speculative and subject to greater price volatility than investments in other types of companies. The profitability of companies in the metals and mining industry is related to, among other things, worldwide metal prices and extraction and production costs. Worldwide metal prices may fluctuate substantially over short periods of time, and as a result, the Fund’s Share price may be more volatile than other types of investments. In addition, metals and mining companies may be significantly affected by changes in global demand for certain metals, economic developments, energy conservation, the success of exploration projects, changes in exchange rates, interest rates, economic conditions, tax treatment, trade treaties, and government regulation and intervention, and events in the regions that the companies to which the Fund has exposure operate (e.g., expropriation, nationalization, confiscation of assets and property, the imposition of restrictions on foreign investments or repatriation of capital, military coups, social or political unrest, violence and labor unrest). Metals and mining companies may also be subject to the effects of competitive pressures in the metals and mining industry.

MOMENTUM INVESTING RISK (EASI only)

The EASI Tactical Growth Index employs a “momentum” style methodology that emphasizes selecting stocks that have had higher recent price performance compared to other stocks. The Fund may be subject to more risk because stocks in which the Fund invests may be more volatile than a broad cross-section of stocks or the returns on stocks that have previously exhibited price momentum are less than returns on other styles of investing or the overall stock market. Additionally, during periods of positive stock market performance, the returns of the Fund may be lower when a significant portion of the Fund’s net assets are allocated to the fixed-income allocation. Momentum can turn quickly and cause significant variation from other types of investments.

OPTIONS RISK (SWAN only)

Investing in options, including LEAP Options, and other instruments with option-type elements may increase the volatility and/or transaction expenses of the Fund. An option may expire without value, resulting in a loss of the Fund’s initial investment and may be less liquid and more volatile than an investment in the underlying securities. The Fund’s ability to close out its position as a purchaser of a call

44

Amplify ETF Trust

Notes to the Financial Statement

April 30, 2019 (Unaudited) (Continued)

option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund may also purchase over-the-counter call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed call options. In some instances, over-the-counter call options may expose the Fund to the risk that a counterparty may be unable to perform according to a contract, and that any deterioration in a counterparty’s creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

ONLINE RETAIL RISK (IBUY and XBUY only)

Companies that operate in the online marketplace, retail and travel segments are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace, retail and travel segments to reduce profit margins in order to compete. Profit margins in the travel industry are particularly sensitive to seasonal demand, fuel costs and consumer perception of various risks associated with travel to various destinations. Due to the nature of their business models, companies that operate in the online marketplace, retail and travel segments may also be subject to heightened cybersecurity risk, including the risk of theft or damage to vital hardware, software and information systems. The loss or public dissemination of sensitive customer information or other proprietary data may negatively affect the financial performance of such companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, failure to prevent or mitigate data loss or other security breaches, including breaches of vendors’ technology and systems, could expose companies that operate in the online marketplace, retail and travel segments or their customers to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm their businesses.

RARE EARTH METAL COMPANIES RISK (BATT only)

Rare earth metals have more specialized uses and are often more difficult to extract. The use of strategic metals in modern technology has increased dramatically over the past years. Consequently, the demand for these metals has strained supply, which has the potential to result in a shortage of such materials which could adversely affect the companies in the Fund’s portfolio. Companies involved in the various activities that are related to the mining, refining and/or manufacturing of rare earth metals tend to be small-, medium- and micro-capitalization companies with volatile share prices, are highly dependent on the price of rare earth metals, which may fluctuate substantially over short periods of time. The value of such companies may be significantly affected by events relating to international, national and local political and economic developments, energy conservation efforts, the success of exploration projects, commodity prices, tax and other government regulations, depletion of resources, and mandated expenditures for safety and pollution control devices. The mining, refining and/or manufacturing of rare earth metals can be capital intensive and, if companies involved in such activities are not managed well, the share prices of such companies could decline even as prices for the underlying rare earth metals are rising. In addition, companies involved in the various activities that are related to the mining, refining and/or manufacturing of rare earth metals may be at risk for environmental damage claims.

9.	SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosure and/or adjustments.

45

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 30, 2019 (Unaudited)

FOR AMPLIFY BLACKSWAN GROWTH & TREASURY CORE ETF (“SWAN”)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on September 18, 2018, the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”): 1) an Investment Management Agreement between Amplify Investments LLC (the “Adviser”) and the Trust, on behalf of the Amplify BlackSwan Growth & Treasury Core ETF (the “Fund”) and 2) an Investment Sub-Advisory Agreement between the Adviser and (a) CSat Investment Advisory, L.P., doing business as Exponential ETF (“Exponential”) and (b) ARGI Investment Services, Inc. (“ARGI”). Exponential and ARGI will be collectively referred to hereinafter as the “Sub-Adviser”).

After their initial two-year terms, the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board will call and hold a meeting to decide whether to renew the Agreements for an additional one-year term. In preparation for such meetings, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Adviser.

Prior to the meeting held on September 18, 2018, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Adviser; and (iii) the existence, or anticipated existence, of economies of scale.

Prior to and at the meeting held on September 18, 2018, representatives from the Adviser and the Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Adviser’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Sub-Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser and the Sub-Adviser and the personnel and resources of the Adviser and Sub-Adviser, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees also considered statements by the Adviser and Sub-Adviser regarding their respective financial conditions, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser to the Fund under the respective Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on the Fund’s proposed an initial investment management fee of 0.49%, as compared to information provided by the Adviser on other similar products. The Trustees also considered that the Adviser and Sub-Adviser did not manage any similar accounts. The Trustees noted that the proposed annual investment management fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund, including fees payable to the Sub-Adviser, except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser and Sub-Adviser. In conjunction with their review of the unitary investment management fee, the Trustees considered information provided by the Adviser on its costs to be incurred in connection with the proposed Agreement and its estimated profitability, and noted the Adviser’s statement that it would not likely be profitable in its first year of operating the Fund

46

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 30, 2019 (Unaudited) (Continued)

and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser with respect to the Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser and Sub-Adviser, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Adviser’s views on its expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that the Adviser and Sub-Adviser had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that it will not, initially, have any soft dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Agreement for the Fund.

47

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 30, 2019 (Unaudited) (Continued)

FOR AMPLIFY INTERNATIONAL ONLINE RETAIL ETF (“XBUY”)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on September 18, 2018, the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”): 1) an Investment Management Agreement between Amplify Investments LLC (the “Adviser”) and the Trust, on behalf of the Amplify International Online Retail ETF (the “Fund”) and 2) an Investment Sub-Advisory Agreement between the Adviser and Penserra Capital Management, LLC (the “Sub-Adviser”).

After their initial two-year terms, the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board will call and hold a meeting to decide whether to renew the Agreements for an additional one-year term. In preparation for such meetings, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Adviser.

Prior to the meeting held on September 18, 2018, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Adviser; and (iii) the existence, or anticipated existence, of economies of scale.

Prior to and at the meeting held on September 18, 2018, representatives from the Adviser and the Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Adviser’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Sub-Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser and the Sub-Adviser and the personnel and resources of the Adviser and Sub-Adviser, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees also considered statements by the Adviser and Sub-Adviser regarding their respective financial conditions, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser to the Fund under the respective Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on the Fund’s proposed an initial investment management fee of 0.69%, as compared to information provided by the Adviser on other similar products. The Trustees also considered that the Adviser and Sub-Adviser did not manage any similar accounts. The Trustees noted that the proposed annual investment management fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund, including fees payable to the Sub-Adviser, except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser and Sub-Adviser. In conjunction with their review of the unitary investment management fee, the Trustees considered information provided by the Adviser on its costs to be incurred in connection with the proposed Agreement and its estimated profitability, and noted the Adviser’s statement that it would not likely be profitable in its first year of operating the Fund

48

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 30, 2019 (Unaudited) (Continued)

and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser with respect to the Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser and Sub-Adviser, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Adviser’s views on its expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that the Adviser and Sub-Adviser had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that it will not, initially, have any soft dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Agreement for the Fund.

49

Amplify ETF Trust

Disclosure of Fund Expenses

April 30, 2019 (Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include costs for ETF management and other Fund expenses. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other funds. The examples are based on investment of $1,000 made at the beginning of the period shown and held for the periods shown below.

The table below illustrates your fund’s costs in two ways:

ACTUAL FUND RETURN

This section helps you to estimate the actual expenses after fee waivers that your fund incurred over the period shown. “Expenses Paid During Period” shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid during the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your fund under “Expenses Paid During Period.”

HYPOTHETICAL 5% RETURN

This section helps you compare your fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the “Annualized Expense Ratio” for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your fund’s comparative cost by comparing the hypothetical result of your fund under “Expenses Paid During Period” with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes – NOT your fund’s actual return – the account values shown may not apply to your specific investment.

IBUY	Beginning Account Value 11/01/18	Ending Account Value 04/30/19	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$1,169.00	0.65%	$3.50
Hypothetical 5% Return	$1,000.00	$1,021.57	0.65%	$3.26

DIVO	Beginning Account Value 11/01/18	Ending Account Value 04/30/19	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$1,070.90	0.49%	$2.52
Hypothetical 5% Return	$1,000.00	$1,022.36	0.49%	$2.46

BLOK	Beginning Account Value 11/01/18	Ending Account Value 04/30/19	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$1,042.90	0.70%	$3.55
Hypothetical 5% Return	$1,000.00	$1,021.32	0.70%	$3.51

50

Amplify ETF Trust

Disclosure of Fund Expenses

April 30, 2019 (Unaudited) (Continued)

BATT	Beginning Account Value 11/01/18	Ending Account Value 04/30/19	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$928.80	0.72%	$3.44
Hypothetical 5% Return	$1,000.00	$1,021.22	0.72%	$3.61

EASI	Beginning Account Value 11/01/18	Ending Account Value 04/30/19	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$1,055.00	0.75%	$3.82
Hypothetical 5% Return	$1,000.00	$1,021.08	0.75%	$3.76

SWAN	Beginning Account Value 11/05/18(b)	Ending Account Value 04/30/19	Annualized Expense Ratios	Expenses Paid During Period
Actual Fund Return	$1,000.00	$1,080.10	0.49%	$2.46(c)
Hypothetical 5% Return	$1,000.00	$1,022.36	0.49%	$2.46(a)

XBUY	Beginning Account Value 01/29/19(b)	Ending Account Value 04/30/19	Annualized Expense Ratios	Expenses Paid During Period
Actual Fund Return	$1,000.00	$1,134.50	0.69%	$1.84(d)
Hypothetical 5% Return	$1,000.00	$1,021.37	0.69%	$3.46(a)

(a)	The dollar amounts shown as expenses paid during the period are equal to the Fund’s annualized expense ratio multiplied by the average account value during the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Fund Commencement

(c)	The dollar amount shown as expenses paid during the period for the SWAN is multiplied by 176/365, which is the number of days since inception divided by the number of days in the year.

(d)	The dollar amount shown as expenses paid during the period for the XBUY is multiplied by 91/365, which is the number of days since inception divided by the number of days in the year.

51

Amplify ETF Trust

Additional Information

April 30, 2019 (Unaudited)

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year/period ended October 31, 2018, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

IBUY	0.00%
DIVO	58.77%
BLOK	00.00%
BATT	00.00%
EASI	00.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year/period ended October 31, 2018 was as follows:

IBUY	0.00%
DIVO	59.68%
BLOK	00.00%
BATT	00.00%
EASI	00.00%

Short Term Capital Gains

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each fund were as follows:

IBUY	0.00%
DIVO	59.58%
BLOK	00.00%
BATT	00.00%
EASI	00.00%

Foreign Tax Credit Pass Through

Pursuant to Section 853 of the Internal Revenue Code, the Fund designates the following amount as foreign taxes paid for the period ended October 31, 2018. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Credible Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
BLOK	$150,758	$0.0200	62.54%
BATT	$9,889	$0.0200	95.86%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

52

Amplify ETF Trust

Supplement Information

April 30, 2019 (Unaudited)

DISTRIBUTION OF PREMIUMS AND DISCOUNTS

NAV is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the composite closing price each day. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available, without charge, on the Fund’s website at www.amplifyetfs.com.

INFORMATION ABOUT THE TRUSTEES

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling 1-855-267-3837. Furthermore, you can obtain the SAI by accessing the Commission’s website at www.sec.gov or by accessing the Fund’s website at www.amplifyetfs.com.

DELIVERY OF SHAREHOLDER DOCUMENTS—HOUSEHOLDING

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of the prospectus and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.

53

Amplify ETF Trust

Privacy Policy

April 30, 2019 (Unaudited)

AMPLIFY ETFS AND AMPLIFY AFFILIATES PRIVACY POLICY

Amplify recognizes the importance of protecting your personal and financial information when you visit our websites (each a “Website” and together “Websites”). This Policy is designed to help you understand the information collection practices on all Websites owned or operated by or on behalf of companies within the Amplify group of companies, including: Amplify Investments LLC, Amplify Development LLC, and Amplify Holding Company LLC. We are committed to:

(a)	protecting the personal information you provide to us;

(b)	telling you how we use the information we gather about you; and

(c)	ensuring that you know why we intend to disclose your personal information.

CHANGES TO THIS PRIVACY POLICY

This Privacy Policy is dated January 1, 2016. Amplify reserves the right to amend this Privacy Policy at any time without notice, by updating this posting, in which case the date of the Policy will be revised. The current version of this Policy can be accessed from the link on the www.amplifyetfs.com homepage.

INFORMATION COLLECTION AND USE

Personally Identifiable Information: The personally identifiable information you submit to our Websites is used to service your interest and to improve our services to you and/or to provide you with information on Amplify products and services. The types of personal information that may be collected at our Websites include: name, address, email address and telephone number. We will not sell, share or rent your personally identifiable information to others in contravention of this Privacy Policy.

Additionally, if the Website is a password protected site, then (a) once you submit your password and enter, the Website will recognize who you are and will collect all information that you submit, including all electronic instructions (including all transaction information), and (b) any information collected about you from the Website may be associated with other identifying information that we have about you.

Aggregate Information: We generally record certain usage information, such as the number and frequency of visitors to our Websites. This information may include the websites that you access immediately before and after your visit to our Websites, the Internet browser you are using and your IP address. If we use such data at all it will be on an aggregate basis, and we will not disclose to third parties any information that could be used to identify you personally.

Service Providers: We may use internal or external service providers to operate our Websites and employ other persons to perform work on our behalf, such as sending postal mail and e-mail. These persons may have access to the personally identifiable information you submit through the Websites, but only for the purpose of performing their duties. These personnel may not use your personally identifiable information for any other purpose.

Compliance with Laws: We do not automatically collect personally identifiable information from visitors to our Websites, except to the extent we are required to do so pursuant to some statute or regulation applicable to us. We will not provide any personally identifiable information to any other persons, except if we are required to make disclosures by any law, any government or private parties in connection with a lawsuit, subpoena, investigation or similar proceeding.

E-mail and Marketing: Amplify does not sell its customers’ e-mail addresses, nor will we provide your personal information to third parties for their marketing purposes. Amplify will not send you e-mail messages without first receiving your permission, unless it relates to servicing your account or unless you have consented to receiving electronic delivery of fund documents as part of our E-Delivery service. It is our policy to include instructions for unsubscribing from these permission-based programs. We recommend that you do not send us any individual personal information via non secure methods of correspondence, including via public electronic communication channels, such as Internet e-mail, which are generally not secure.

54

Amplify ETF Trust

Privacy Policy

April 30, 2019 (Unaudited) (Continued)

Business Transfers: If the business, stock or assets of Amplify are acquired or merged with another business entity, we will share all or some of your information with this entity to continue to provide our service to you. You will receive notice of such an event and the new entity will inform you of any changes to the practices in this Privacy Policy. If the new entity wishes to make additional use of your information, you may decline such use at such time.

Disclosure to Third Parties: The personal information you provide to us will only be disclosed to third parties if we have your permission, or as set out in this Privacy Policy. We may disclose details about the general use of our Websites to third parties – for example, to demonstrate patterns of use to advertisers and other business partners. Information we pass on for this purpose will not include any personal information by which you may be identified. We endeavor to prevent unauthorized disclosures of your personal information by third parties but we are not responsible for any unauthorized disclosures or other breaches of security or for the actions of others if the information was passed to them with your authority or with the authority of anyone other than us or our group companies.

COOKIES

What are Cookies?

Cookies are small text files that are stored in your computer’s memory and hard drive when you visit certain web pages. They are used to enable websites to function or to provide information to the owners of a website.

Why Do We Use Cookies?

Cookies help us to provide customized services and information. We use cookies on all our Websites to tell us, in general terms, how and when pages in our Websites are visited, what our users’ technology preferences are – such as what type of video player they use – and whether our Websites are functioning properly.

If you are using one of our password-protected sites, then the website may use cookies or other technology to help us authenticate you, store and recognize your configuration and user attributes, facilitate your navigation of the website and customize its content so that the information made available is likely to be of more interest to you.

In broad terms, we use cookies on our Websites for the following purposes:

•	Analytical purposes: Analytical cookies allow us to recognize measure and track visitors to our Websites. This helps us to improve and develop the way our Websites work, for example, by determining whether site visitors can find information easily, or by identifying the aspects of websites that are of the most interest to them.

•	Usage preferences: Some of the cookies on our Websites are activated when visitors to our sites make a choice about their usage of the site. Our Websites then ‘remember’ the settings preferences of the user concerned. This allows us to tailor aspects of our sites to the individual user.

•	Terms and conditions: We use cookies on our Websites to record when a site visitor has seen a policy, such as this one, or provided consent, such as consent to the terms and conditions on our Websites. This helps to improve the user’s experience of the site – for example, it avoids a user from repeatedly being asked to consent to the same terms.

•	Session management: The software that runs our websites uses cookies for technical purposes needed by the internal workings of our servers. For instance, we use cookies to distribute requests among multiple servers, authenticate users and determine what features of the site they can access, verify the origin of requests, keep track of information about a user’s session and determine which options or pages to display in order for the site to function.

•	Functional purposes: Functional purpose cookies store information that is needed by our applications to process and operate. For example, where transactions or requests within an application involve multiple workflow stages, cookies are used to store the information from each stage temporarily, in order to facilitate completion of the overall transaction or request.

55

Amplify ETF Trust

Privacy Policy

April 30, 2019 (Unaudited) (Continued)

Further Information About Cookies

If you would like to find out more about cookies in general and how to manage them, please visit www.allaboutcookies.org.

THIRD PARTY WEBSITES

Amplify disclaims responsibility for the privacy policies and customer information practices of third party internet websites hyperlinked from our Website or this Privacy Policy.

SECURITY

Amplify protects your personal information when you transact business on our Website by requiring the use of a browser software program that supports industry standard SSL encryption with 128-bit key lengths. The “128-bit” designation refers to the length of the key used to encrypt the data being transmitted, with a longer key representing a higher level of security.

CONTACT US

We welcome inquiries or comments about our Privacy Policy and any queries or concerns about Amplify ETFs at support@amplifyetfs.com or 1-855-267-3837.

56

THIS PAGE INTENTIONALLY LEFT BLANK

Investment Adviser:

Amplify Investments LLC

310 S. Hale Street

Wheaton, IL 60187

Investment Sub-Advisers:

Penserra Capital Management, LLC	Exponential ETFs	Capital Wealth Planning
4 Orinda Way, Suite 100-A	1001 Woodward Ave., Suite 500	1016 Collier Center Way
Orinda, CA 94563	Detroit, MI 48226	Naples, FL 34110

Toroso Investments, LLC		ARGI Investments, LLC
623 5th Avenue, Suite 15		2201 High Wickham Place
New York, NY 10019		Louisville, KY 40245

Legal Counsel:

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

Distributor:

Quasar Distributors, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

Administrator:

U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue

Milwaukee, WI 53202

Transfer Agent:

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

Custodian:

U.S. Bank National Association

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Funds.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s [President/Principal Executive Officer] and [Treasurer/Principal Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(1)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Amplify ETF Trust

By (Signature and Title)	/s/ Christian Magoon
Christian Magoon, President and Chief Executive Officer

Date	6-24-2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christian Magoon
Christian Magoon, President and Chief Executive Officer

Date	6-24-2019

By (Signature and Title)	/s/ Bradley H. Bailey
Bradley H. Bailey, Chief Financial Officer

Date	6-24-2019

*Print the name and title of each signing officer under his or her signature.

3